segment information - Income before income taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Income before income taxes
Operating revenues external	$ 3,728	$ 3,597	$ 7,422	$ 7,103
Goods and services purchased	1,458	1,466	2,870	2,887
Employee benefits expense	911	758	1,784	1,464
EBITDA	1,359	1,373	2,768	2,752	$ 5,570	$ 5,554	$ 5,336
Depreciation	505	470	1,028	940
Amortization	220	163	422	310
Operating income	634	740	1,318	1,502
Financing costs	202	189	394	357
Income before income taxes	$ 432	$ 551	$ 924	$ 1,145